2006

  Nationwide® VA Separate Account-B

  December 31, 2006

Annual Report

    AMERICA’s

    Exclusive

    ANNUITYSM

Nationwide Life and Annuity Insurance Company
Home Office: Columbus, Ohio

APO–3233–12/06

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 235,733 shares (cost $1,536,015)	$1,775,067

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 43,699 shares (cost $331,080)	478,943

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 144,267 shares (cost $1,079,490)	1,245,024

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 192,195 shares (cost $1,993,743)	1,937,325

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 159,189 shares (cost $1,021,095)	1,610,996

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 63,949 shares (cost $488,490)	647,160

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 189 shares (cost $1,797)	1,902

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 980,927 shares (cost $7,785,562)	8,573,303

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 8,020 shares (cost $84,697)	117,574

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 62,087 shares (cost $532,090)	853,078

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 87,330 shares (cost $958,284)	1,362,349

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 52,863 shares (cost $953,146)	982,729

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 19,787 shares (cost $460,107)	562,952

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 338,578 shares (cost $8,659,487)	12,239,604

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 26,841 shares (cost $939,229)	1,142,073

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 32,276 shares (cost $556,184)	800,127

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 51,787 shares (cost $576,914)	584,678

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 599,021 shares (cost $12,944,414)	15,694,343

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 147,201 shares (cost $4,225,151)	5,280,114

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 1,699,939 shares (cost $10,951,975)	10,794,615

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 54,697 shares (cost $767,014)	1,311,094

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR) 95,644 shares (cost $1,658,347)	2,287,795

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 243,983 shares (cost $3,453,004)	$3,832,978

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 641,102 shares (cost $16,152,413)	20,175,477

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 30,525 shares (cost $368,319)	387,059

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 63,204 shares (cost $781,620)	1,147,792

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 32,847 shares (cost $425,008)	440,803

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 234,374 shares (cost $4,137,823)	4,342,951

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 41,215 shares (cost $618,616)	721,676

Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 18,547 shares (cost $257,174)	245,932

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 16,608 shares (cost $173,541)	176,711

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 9,223 shares (cost $33,093)	39,751

Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 34,383 shares (cost $402,661)	442,512

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 567,529 shares (cost $6,643,189)	6,441,455

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 64,835 shares (cost $574,157)	787,742

Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 27,979 shares (cost $276,111)	337,987

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 11,108 shares (cost $128,338)	150,063

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 35,733 shares (cost $370,626)	374,121

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 90,717 shares (cost $1,005,640)	1,113,999

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 52,454 shares (cost $572,370)	687,150

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 50,788 shares (cost $538,692)	576,443

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 616 shares (cost $6,282)	6,777

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 9,549 shares (cost $261,633)	284,927

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 241,239 shares (cost $4,260,272)	4,484,632

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 6,649,472 shares (cost $6,649,472)	6,649,472

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 166,847 shares (cost $1,407,904)	2,222,397

Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3) 187,083 shares (cost $2,670,613)	2,576,138

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 11,780 shares (cost $185,957)	$193,304

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 268,993 shares (cost $3,127,956)	3,348,957

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 190,733 shares (cost $4,413,334)	4,766,427

Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3) 6,933 shares (cost $77,043)	73,559

Gartmore GVIT – Van Kampen GVIT Comstock Value Fund – Class II (GVITVKVal2) 81,184 shares (cost $962,707)	1,014,803

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec) 182,273 shares (cost $1,780,621)	1,788,097

Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 2,097 shares (cost $31,353)	33,326

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 6,668 shares (cost $175,219)	199,447

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 8,748 shares (cost $33,191)	38,054

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 5,736 shares (cost $22,111)	24,491

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 14,206 shares (cost $599,613)	721,682

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 1,985 shares (cost $44,047)	100,470

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 50,373 shares (cost $1,377,435)	1,589,762

Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro) 60,847 shares (cost $666,514)	957,119

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 26,022 shares (cost $385,438)	512,895

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 359,022 shares (cost $4,644,830)	4,581,117

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 158,431 shares (cost $3,426,345)	3,352,397

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 6,111 shares (cost $91,181)	102,122

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 74,727 shares (cost $2,414,142)	2,764,159

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal) 127,432 shares (cost $1,934,492)	2,254,271

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 35,900 shares (cost $1,198,146)	1,487,324

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 296,453 shares (cost $3,268,011)	3,308,414

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 120,905 shares (cost $2,242,354)	4,448,113

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 15,603 shares (cost $304,860)	$386,634

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 4,141 shares (cost $197,596)	210,560

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1) 40,965 shares (cost $471,210)	481,749

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd) 19,670 shares (cost $239,059)	231,708

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 20,848 shares (cost $410,564)	520,372

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 26,705 shares (cost $358,041)	667,101

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 33,434 shares (cost $909,668)	1,093,638

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 22,354 shares (cost $362,352)	731,207

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 9,734 shares (cost $78,173)	86,825

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 178,511 shares (cost $3,057,736)	5,241,097

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM (WFDisc) 30,170 shares (cost $375,804)	495,992

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 148,224 shares (cost $2,652,559)	3,560,348

Total investments	180,297,331
Accounts receivable	–

Total assets	180,297,331
Accounts payable	1,363

Contract owners’ equity (note 4)	$180,295,968

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPUltra
Reinvested dividends	$3,980,137	38,174	–	57,194	69,553	26,874	12,156	–
Mortality and expense risk charges (note 2)	(2,632,636)	(28,008)	(7,109)	(25,904)	(31,571)	(22,826)	(10,265)	(179)

Net investment income (loss)	1,347,501	10,166	(7,109)	31,290	37,982	4,048	1,891	(179)

Proceeds from mutual fund shares sold	92,185,656	531,899	170,581	2,220,853	1,133,521	318,101	366,999	49,529
Cost of mutual fund shares sold	(79,934,427)	(472,747)	(123,652)	(1,956,892)	(1,157,129)	(228,580)	(240,212)	(50,124)

Realized gain (loss) on investments	12,251,229	59,152	46,929	263,961	(23,608)	89,521	126,787	(595)
Change in unrealized gain (loss) on investments	(1,340,568)	(45,156)	23,240	(78,492)	(22,122)	233,332	22,793	(162)

Net gain (loss) on investments	10,910,661	13,996	70,169	185,469	(45,730)	322,853	149,580	(757)

Reinvested capital gains	7,472,523	127,954	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,730,685	152,116	63,060	216,759	(7,748)	326,901	151,471	(936)

Investment activity:	ACVPVal	CSTGlSmCp	CSTIntFoc	CSTSmCapGr	DrySmCapIxS	DrySRGro	DryStkIx	DryVIFApp
Reinvested dividends	$90,492	–	8,289	–	1,640	601	211,762	22,485
Mortality and expense risk charges (note 2)	(97,633)	(1,853)	(11,934)	(21,872)	(7,855)	(8,184)	(191,945)	(18,957)

Net investment income (loss)	(7,141)	(1,853)	(3,645)	(21,872)	(6,215)	(7,583)	19,817	3,528

Proceeds from mutual fund shares sold	1,947,242	26,367	72,073	306,354	533,960	126,191	4,127,352	586,797
Cost of mutual fund shares sold	(1,538,818)	(26,734)	(47,930)	(191,697)	(486,917)	(93,436)	(2,871,731)	(522,610)

Realized gain (loss) on investments	408,424	(367)	24,143	114,657	47,043	32,755	1,255,621	64,187
Change in unrealized gain (loss) on investments	68,811	15,012	107,890	(42,931)	7,767	16,859	355,718	94,075

Net gain (loss) on investments	477,235	14,645	132,033	71,726	54,810	49,614	1,611,339	158,262

Reinvested capital gains	570,839	–	–	–	9,302	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,040,933	12,792	128,388	49,854	57,897	42,031	1,631,156	161,790

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	DryVIFGrInc	FedQualBd	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPAM
Reinvested dividends	$6,355	20,941	497,678	27,053	804,863	11,015	18,750	103,105
Mortality and expense risk charges (note 2)	(11,871)	(7,960)	(218,325)	(90,703)	(127,695)	(18,082)	(29,921)	(54,688)

Net investment income (loss)	(5,516)	12,981	279,353	(63,650)	677,168	(7,067)	(11,171)	48,417

Proceeds from mutual fund shares sold	152,485	240,298	2,836,862	2,432,127	11,793,431	114,104	547,383	667,147
Cost of mutual fund shares sold	(139,767)	(244,480)	(1,998,600)	(1,651,272)	(11,957,158)	(75,695)	(391,671)	(723,668)

Realized gain (loss) on investments	12,718	(4,182)	838,262	780,855	(163,727)	38,409	155,712	(56,521)
Change in unrealized gain (loss) on investments	90,636	5,376	(354,362)	(452,939)	315,876	150,184	152,051	222,896

Net gain (loss) on investments	103,354	1,194	483,900	327,916	152,149	188,593	307,763	166,375

Reinvested capital gains	–	–	1,799,519	–	–	7,657	12,897	–

Net increase (decrease) in contract owners’ equity resulting from operations	$97,838	14,175	2,562,772	264,266	829,317	189,183	309,489	214,792

Investment activity:	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPVaIS	GVITIntVal3	GVITEmMrkts3	GVITGlFin3	GVITGlHlth3
Reinvested dividends	$249,493	12,701	12,181	2,099	62,202	4,817	1,833	–
Mortality and expense risk charges (note 2)	(272,901)	(11,659)	(21,616)	(5,361)	(49,104)	(9,813)	(1,488)	(3,479)

Net investment income (loss)	(23,408)	1,042	(9,435)	(3,262)	13,098	(4,996)	345	(3,479)

Proceeds from mutual fund shares sold	3,081,946	1,405,120	693,404	245,483	2,154,264	434,707	31,733	183,555

Cost of mutual fund shares sold	(1,766,420)	(1,364,112)	(497,970)	(245,959)	(2,055,634)	(358,140)	(30,051)	(180,868)

Realized gain (loss) on investments	1,315,526	41,008	195,434	(476)	98,630	76,567	1,682	2,687
Change in unrealized gain (loss) on investments	(1,129,055)	17,049	(163,431)	(10,492)	127,689	68,113	(10,953)	4,871

Net gain (loss) on investments	186,471	58,057	32,003	(10,968)	226,319	144,680	(9,271)	7,558

Reinvested capital gains	1,605,648	774	–	70,173	249,683	9,061	26,393	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,768,711	59,873	22,568	55,943	489,100	148,745	17,467	4,079

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITGlTech3	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2
Reinvested dividends	$–	8,016	242,458	406	3,576	3,101	13,042	22,930
Mortality and expense risk charges (note 2)	(406)	(3,924)	(84,741)	(13,020)	(4,616)	(2,351)	(6,461)	(13,213)

Net investment income (loss)	(406)	4,092	157,717	(12,614)	(1,040)	750	6,581	9,717

Proceeds from mutual fund shares sold	3,124	28,010	1,600,285	323,665	200,105	35,146	301,806	194,148
Cost of mutual fund shares sold	(2,561)	(24,492)	(1,727,696)	(216,728)	(155,628)	(30,917)	(308,267)	(171,677)

Realized gain (loss) on investments	563	3,518	(127,411)	106,937	44,477	4,229	(6,461)	22,471
Change in unrealized gain (loss) on investments	2,531	58,891	58,647	(59,692)	31,021	15,179	9,685	51,508

Net gain (loss) on investments	3,094	62,409	(68,764)	47,245	75,498	19,408	3,224	73,979

Reinvested capital gains	–	23,484	48,401	–	662	2,420	5,857	7,570

Net increase (decrease) in contract owners’ equity resulting from operations	$2,688	89,985	137,354	34,631	75,120	22,578	15,662	91,266

Investment activity:	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund	GVITNWLead3
Reinvested dividends	$15,147	15,175	464	–	49,803	360,297	24,681	1,476
Mortality and expense risk charges (note 2)	(10,285)	(8,036)	(327)	(9,689)	(61,199)	(116,660)	(33,980)	(8,570)

Net investment income (loss)	4,862	7,139	137	(9,689)	(11,396)	243,637	(9,299)	(7,094)

Proceeds from mutual fund shares sold	156,302	35,394	91,791	1,357,818	2,392,995	16,046,911	577,906	55,442
Cost of mutual fund shares sold	(102,285)	(32,275)	(90,573)	(1,185,639)	(1,840,209)	(16,046,911)	(384,252)	(55,772)

Realized gain (loss) on investments	54,017	3,119	1,218	172,179	552,786	–	193,654	(330)
Change in unrealized gain (loss) on investments	18,256	19,188	514	(45,583)	(273,654)	–	77,246	(82,391)

Net gain (loss) on investments	72,273	22,307	1,732	126,596	279,132	–	270,900	(82,721)

Reinvested capital gains	8,765	7,366	–	–	62,769	–	–	185,820

Net increase (decrease) in contract owners’ equity resulting from operations	$85,900	36,812	1,869	116,907	330,505	243,637	261,601	96,005

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanForty
Reinvested dividends	$–	15,153	5,166	238	9,770	96,521	265	290
Mortality and expense risk charges (note 2)	(3,669)	(51,223)	(95,425)	(1,720)	(7,919)	(37,612)	(693)	(3,430)

Net investment income (loss)	(3,669)	(36,070)	(90,259)	(1,482)	1,851	58,909	(428)	(3,140)

Proceeds from mutual fund shares sold	269,069	1,408,963	3,722,887	123,348	193,010	2,360,607	104,525	217,641
Cost of mutual fund shares sold	(223,449)	(1,019,289)	(2,810,671)	(125,117)	(176,366)	(2,401,063)	(98,210)	(186,831)

Realized gain (loss) on investments	45,620	389,674	912,216	(1,769)	16,644	(40,456)	6,315	30,810
Change in unrealized gain (loss) on investments	(26,895)	(104,063)	(308,871)	1,895	44,180	65,464	(495)	(11,265)

Net gain (loss) on investments	18,725	285,611	603,345	126	60,824	25,008	5,820	19,545

Reinvested capital gains	–	256,768	129,626	1,847	28,473	6,015	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$15,056	506,309	642,712	491	91,148	89,932	5,392	16,405

Investment activity:	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JPMSTMidCap	NBAMTGro	NBAMTGuard	NBAMTLMat
Reinvested dividends	$–	–	12,113	1,592	12,365	–	3,562	142,290
Mortality and expense risk charges (note 2)	(386)	(460)	(6,971)	(1,317)	(34,331)	(13,976)	(8,196)	(76,812)

Net investment income (loss)	(386)	(460)	5,142	275	(21,966)	(13,976)	(4,634)	65,478

Proceeds from mutual fund shares sold	8,410	30,742	197,908	49,697	2,085,613	209,429	224,209	3,347,935
Cost of mutual fund shares sold	(7,017)	(30,238)	(150,437)	(28,307)	(1,771,276)	(136,293)	(151,827)	(3,474,905)

Realized gain (loss) on investments	1,393	504	47,471	21,390	314,337	73,136	72,382	(126,970)
Change in unrealized gain (loss) on investments	2,307	2,505	104,978	13,741	(1,403)	48,186	(5,954)	186,945

Net gain (loss) on investments	3,700	3,009	152,449	35,131	312,934	121,322	66,428	59,975

Reinvested capital gains	–	–	–	–	49,959	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,314	2,549	157,591	35,406	340,927	107,346	61,794	125,453

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	NBAMTPart	NBAMSocRes	OppGlSec3	OppBal	OppCapAp	OppBdFd	OppGlSec	OppMSt
Reinvested dividends	$37,214	160	62,661	50,396	8,823	204,491	44,863	4,797
Mortality and expense risk charges (note 2)	(63,380)	(1,361)	(53,242)	(33,773)	(29,785)	(51,987)	(63,032)	(5,887)

Net investment income (loss)	(26,166)	(1,201)	9,419	16,623	(20,962)	152,504	(18,169)	(1,090)

Proceeds from mutual fund shares sold	2,826,745	33,639	4,656,504	645,495	1,051,102	1,006,842	620,254	155,553
Cost of mutual fund shares sold	(1,963,202)	(32,280)	(3,872,143)	(597,052)	(830,579)	(968,970)	(324,358)	(120,403)

Realized gain (loss) on investments	863,543	1,359	784,361	48,443	220,523	37,872	295,896	35,150
Change in unrealized gain (loss) on investments	(1,062,248)	8,639	(475,956)	35,775	(111,047)	(69,622)	133,599	17,156

Net gain (loss) on investments	(198,705)	9,998	308,405	84,218	109,476	(31,750)	429,495	52,306

Reinvested capital gains	573,174	1,136	328,037	110,786	–	–	234,344	–

Net increase (decrease) in contract owners’ equity resulting from operations	$348,303	9,933	645,861	211,627	88,514	120,754	645,670	51,216

Investment activity:	OppMidCap	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKEmMkt
Reinvested dividends	$–	35,512	26,027	2,437	3,704	715	498	8,619
Mortality and expense risk charges (note 2)	(3,923)	(6,743)	(3,825)	(6,095)	(8,737)	(13,953)	(11,049)	(1,528)

Net investment income (loss)	(3,923)	28,769	22,202	(3,658)	(5,033)	(13,238)	(10,551)	7,091

Proceeds from mutual fund shares sold	245,170	287,562	113,753	138,231	141,184	543,348	127,392	63,541
Cost of mutual fund shares sold	(210,398)	(305,206)	(131,021)	(100,973)	(75,569)	(363,718)	(62,865)	(55,970)

Realized gain (loss) on investments	34,772	(17,644)	(17,268)	37,258	65,615	179,630	64,527	7,571
Change in unrealized gain (loss) on investments	(20,157)	8,463	7,149	66,193	76,439	(29,862)	53,583	(7,821)

Net gain (loss) on investments	14,615	(9,181)	(10,119)	103,451	142,054	149,768	118,110	(250)

Reinvested capital gains	–	–	–	38,368	58,311	60,807	42,380	1,872

Net increase (decrease) in contract owners’ equity resulting from operations	$10,692	19,588	12,083	138,161	195,332	197,337	149,939	8,713

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKUSRealEst	WFDisc	WFOpp
Reinvested dividends	$55,017	–	–
Mortality and expense risk charges (note 2)	(72,673)	(8,064)	(51,220)

Net investment income (loss)	(17,656)	(8,064)	(51,220)

Proceeds from mutual fund shares sold	1,294,582	204,210	543,840
Cost of mutual fund shares sold	(573,845)	(120,568)	(367,455)

Realized gain (loss) on investments	720,737	83,642	176,385
Change in unrealized gain (loss) on investments	503,967	(11,693)	(145,869)

Net gain (loss) on investments	1,224,704	71,949	30,516

Reinvested capital gains	330,304	–	377,302

Net increase (decrease) in contract owners’ equity resulting from operations	$1,537,352	63,885	356,598

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		ACVPBal		ACVPCapAp		ACVPIncGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,347,501	1,727,929	10,166	9,850	(7,109)	(6,537)	31,290	7,359
Realized gain (loss) on investments	12,251,229	9,942,947	59,152	18,159	46,929	(6,980)	263,961	129,285
Change in unrealized gain (loss) on investments	(1,340,568)	(3,587,702)	(45,156)	40,970	23,240	95,479	(78,492)	(69,731)
Reinvested capital gains	7,472,523	3,481,914	127,954	874	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,730,685	11,565,088	152,116	69,853	63,060	81,962	216,759	66,913

Equity transactions:
Purchase payments received from contract owners (note 3)	1,366,174	897,329	3,485	–	180	893	15,661	8,662
Transfers between funds	–	–	(53,653)	(51,107)	10,761	(8,400)	(1,815,295)	1,463,741
Redemptions (note 3)	(25,343,431)	(27,919,388)	(337,784)	(398,233)	(54,711)	(107,886)	(308,981)	(178,094)
Annuity benefits	(6,915)	(6,584)	–	–	–	–	–	–
Adjustments to maintain reserves	(719)	(10,845)	8	19	(28)	8	16	(4)

Net equity transactions	(23,984,891)	(27,039,488)	(387,944)	(449,321)	(43,798)	(115,385)	(2,108,599)	1,294,305

Net change in contract owners’ equity	(4,254,206)	(15,474,400)	(235,828)	(379,468)	19,262	(33,423)	(1,891,840)	1,361,218
Contract owners’ equity beginning of period	184,550,174	200,024,574	2,010,902	2,390,370	459,659	493,082	3,136,856	1,775,638

Contract owners’ equity end of period	$180,295,968	184,550,174	1,775,074	2,010,902	478,921	459,659	1,245,016	3,136,856

CHANGES IN UNITS:
Beginning units	11,215,473	13,157,510	122,320	150,372	36,737	47,408	269,493	157,305

Units purchased	4,834,061	6,856,592	7,992	10,160	8,884	600	7,592	164,169
Units redeemed	(6,418,292)	(8,798,629)	(30,367)	(38,212)	(12,488)	(11,271)	(184,393)	(51,981)

Ending units	9,631,242	11,215,473	99,945	122,320	33,133	36,737	92,692	269,493

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInflPro2		ACVPInt		ACVPInt3		ACVPUltra
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$37,982	71,281	4,048	(3,829)	1,891	(1,206)	(179)	(723)
Realized gain (loss) on investments	(23,608)	11,708	89,521	36,785	126,787	94,087	(595)	6,712
Change in unrealized gain (loss) on investments	(22,122)	(81,411)	233,332	134,010	22,793	(15,038)	(162)	(4,500)
Reinvested capital gains	–	1,469	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(7,748)	3,047	326,901	166,966	151,471	77,843	(936)	1,489

Equity transactions:
Purchase payments received from contract owners (note 3)	8,909	49,496	–	–	14,259	15,383	–	–
Transfers between funds	(385,755)	194,407	(101,360)	(74,229)	17,298	100,475	(22,424)	(9,059)
Redemptions (note 3)	(183,605)	(300,156)	(193,891)	(185,942)	(257,573)	(151,139)	(12,436)	(11,151)
Annuity benefits	(24)	–	–	–	–	–	–	–
Adjustments to maintain reserves	221	113	(5)	(15)	22	1	–	(12)

Net equity transactions	(560,254)	(56,140)	(295,256)	(260,186)	(225,994)	(35,280)	(34,860)	(20,222)

Net change in contract owners’ equity	(568,002)	(53,093)	31,645	(93,220)	(74,523)	42,563	(35,796)	(18,733)
Contract owners’ equity beginning of period	2,505,221	2,558,314	1,579,359	1,672,579	721,705	679,142	37,694	56,427

Contract owners’ equity end of period	$1,937,219	2,505,221	1,611,004	1,579,359	647,182	721,705	1,898	37,694

CHANGES IN UNITS:
Beginning units	234,776	239,977	92,002	108,751	57,895	60,727	3,503	5,280

Units purchased	54,282	59,039	–	–	10,690	25,862	1,649	11,442
Units redeemed	(107,906)	(64,240)	(15,840)	(16,749)	(26,451)	(28,694)	(4,967)	(13,219)

Ending units	181,152	234,776	76,162	92,002	42,134	57,895	185	3,503

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPVal		CSTGlSmCp		CSTIntFoc		CSTSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(7,141)	(37,487)	(1,853)	(2,117)	(3,645)	(4,466)	(21,872)	(24,519)
Realized gain (loss) on investments	408,424	283,847	(367)	(27,234)	24,143	31,125	114,657	145,348
Change in unrealized gain (loss) on investments	68,811	(689,546)	15,012	46,713	107,890	83,652	(42,931)	(206,945)
Reinvested capital gains	570,839	671,918	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,040,933	228,732	12,792	17,362	128,388	110,311	49,854	(86,116)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,128	16,877	–	1,302	–	–	9,025	577
Transfers between funds	1,878,894	236,341	(11,384)	(18,215)	(11,779)	–	(82,806)	(103,759)
Redemptions (note 3)	(941,084)	(584,195)	(12,825)	(78,169)	(48,362)	(157,329)	(170,214)	(255,241)
Annuity benefits	(7)	–	–	–	–	–	–	–
Adjustments to maintain reserves	33	(64)	35	(37)	1	(17)	(30)	(16)

Net equity transactions	957,964	(331,041)	(24,174)	(95,119)	(60,140)	(157,346)	(244,025)	(358,439)

Net change in contract owners’ equity	1,998,897	(102,309)	(11,382)	(77,757)	68,248	(47,035)	(194,171)	(444,555)
Contract owners’ equity beginning of period	6,574,422	6,676,731	128,972	206,729	784,815	831,850	1,556,486	2,001,041

Contract owners’ equity end of period	$8,573,319	6,574,422	117,590	128,972	853,063	784,815	1,362,315	1,556,486

CHANGES IN UNITS:
Beginning units	312,800	328,830	9,514	17,456	65,522	80,381	113,827	140,357

Units purchased	126,859	36,946	–	–	–	–	3,633	910
Units redeemed	(90,861)	(52,976)	(1,739)	(7,942)	(4,618)	(14,859)	(20,971)	(27,440)

Ending units	348,798	312,800	7,775	9,514	60,904	65,522	96,489	113,827

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySmCapIxS		DrySRGro		DryStkIx		DryVIFApp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(6,215)	(6,768)	(7,583)	(10,885)	19,817	17,211	3,528	(24,760)
Realized gain (loss) on investments	47,043	67,476	32,755	91,030	1,255,621	897,755	64,187	114,001
Change in unrealized gain (loss) on investments	7,767	(32,355)	16,859	(69,457)	355,718	(468,322)	94,075	(39,571)
Reinvested capital gains	9,302	1,041	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	57,897	29,394	42,031	10,688	1,631,156	446,644	161,790	49,670

Equity transactions:
Purchase payments received from contract owners (note 3)	7,180	1,245	180	1,037	153,058	54,409	293	815
Transfers between funds	610,695	139,458	(43,342)	(186,234)	(1,757,439)	(469,121)	(404,280)	(234,435)
Redemptions (note 3)	(132,350)	(202,553)	(70,784)	(125,550)	(1,876,488)	(2,652,311)	(96,180)	(234,788)
Annuity benefits	–	–	–	–	(3,627)	(3,530)	–	–
Adjustments to maintain reserves	15	9	(18)	17	(97)	(370)	(10)	(16)

Net equity transactions	485,540	(61,841)	(113,964)	(310,730)	(3,484,593)	(3,070,923)	(500,177)	(468,424)

Net change in contract owners’ equity	543,437	(32,447)	(71,933)	(300,042)	(1,853,437)	(2,624,279)	(338,387)	(418,754)
Contract owners’ equity beginning of period	439,304	471,751	634,880	934,922	14,092,909	16,717,188	1,480,445	1,899,199

Contract owners’ equity end of period	$982,741	439,304	562,947	634,880	12,239,472	14,092,909	1,142,058	1,480,445

CHANGES IN UNITS:
Beginning units	33,532	38,055	43,283	65,088	729,791	893,047	112,905	148,996

Units purchased	70,953	29,289	416	8,233	31,879	37,142	5,685	20,413
Units redeemed	(37,959)	(33,812)	(8,038)	(30,038)	(204,764)	(200,398)	(42,716)	(56,504)

Ending units	66,526	33,532	35,661	43,283	556,906	729,791	75,874	112,905

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFGrInc		FedQualBd		FidVIPEI		FidVIPGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,516)	(1,416)	12,981	14,891	279,353	44,725	(63,650)	(70,491)
Realized gain (loss) on investments	12,718	(10,361)	(4,182)	(5,943)	838,262	693,778	780,855	516,048
Change in unrealized gain (loss) on investments	90,636	22,223	5,376	(14,301)	(354,362)	(728,904)	(452,939)	(178,413)
Reinvested capital gains	–	–	–	4,024	1,799,519	583,790	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	97,838	10,446	14,175	(1,329)	2,562,772	593,389	264,266	267,144

Equity transactions:
Purchase payments received from contract owners (note 3)	128	2,269	18,626	3,242	96,920	28,831	38,896	42,086
Transfers between funds	(37,768)	(34,474)	74,157	(6,212)	435,107	(733,989)	(1,129,535)	(763,252)
Redemptions (note 3)	(97,386)	(233,801)	(85,406)	(87,263)	(2,166,761)	(1,819,774)	(1,136,073)	(1,063,656)
Annuity benefits	–	–	–	–	(18)	–	(3,135)	(3,054)
Adjustments to maintain reserves	(18)	3	(14)	(7)	(11)	43	(80)	(539)

Net equity transactions	(135,044)	(266,003)	7,363	(90,240)	(1,634,763)	(2,524,889)	(2,229,927)	(1,788,415)

Net change in contract owners’ equity	(37,206)	(255,557)	21,538	(91,569)	928,009	(1,931,500)	(1,965,661)	(1,521,271)
Contract owners’ equity beginning of period	837,317	1,092,874	563,125	654,694	14,766,301	16,697,801	7,245,677	8,766,948

Contract owners’ equity end of period	$800,111	837,317	584,663	563,125	15,694,310	14,766,301	5,280,016	7,245,677

CHANGES IN UNITS:
Beginning units	66,200	88,010	50,161	58,220	767,364	905,354	423,840	534,578

Units purchased	485	2,381	22,100	8,342	66,563	66,440	8,656	23,101
Units redeemed	(10,633)	(24,191)	(21,525)	(16,401)	(145,476)	(204,430)	(139,069)	(133,839)

Ending units	56,052	66,200	50,736	50,161	688,451	767,364	293,427	423,840

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHI		FidVIPOv		FidVIPOvR		FidVIPAM
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$677,168	1,679,318	(7,067)	(8,950)	(11,171)	(13,149)	48,417	56,777
Realized gain (loss) on investments	(163,727)	39,876	38,409	57,257	155,712	67,283	(56,521)	(186,290)
Change in unrealized gain (loss) on investments	315,876	(1,469,782)	150,184	131,705	152,051	222,361	222,896	211,825
Reinvested capital gains	–	–	7,657	6,472	12,897	9,013	–	1,515

Net increase (decrease) in contract owners’ equity resulting from operations	829,317	249,412	189,183	186,484	309,489	285,508	214,792	83,827

Equity transactions:
Purchase payments received from contract owners (note 3)	25,887	48,233	–	–	19,376	7,456	24,882	12,216
Transfers between funds	125,862	(1,935,704)	(5,627)	(65,783)	132,196	(16,058)	(2,097)	(463,788)
Redemptions (note 3)	(1,028,994)	(1,511,179)	(90,503)	(167,476)	(127,292)	(213,044)	(387,296)	(567,505)
Annuity benefits	–	–	–	–	(12)	–	–	–
Adjustments to maintain reserves	49	3	4	82	(44)	36	1	(52)

Net equity transactions	(877,196)	(3,398,647)	(96,126)	(233,177)	24,224	(221,610)	(364,510)	(1,019,129)

Net change in contract owners’ equity	(47,879)	(3,149,235)	93,057	(46,693)	333,713	63,898	(149,718)	(935,302)
Contract owners’ equity beginning of period	10,842,537	13,991,772	1,218,053	1,264,746	1,954,035	1,890,137	3,982,665	4,917,967

Contract owners’ equity end of period	$10,794,658	10,842,537	1,311,110	1,218,053	2,287,748	1,954,035	3,832,947	3,982,665

CHANGES IN UNITS:
Beginning units	913,041	1,192,562	71,947	87,648	136,227	154,689	245,278	310,573

Units purchased	913,271	1,692,701	–	–	38,420	15,078	15,282	3,585
Units redeemed	(997,140)	(1,972,222)	(5,399)	(15,701)	(37,584)	(33,540)	(37,370)	(68,880)

Ending units	829,172	913,041	66,548	71,947	137,063	136,227	223,190	245,278

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPCon		FidVIPIGBdS		FidVIPGrOp		FidVIPVaIS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(23,408)	(185,719)	1,042	60,410	(9,435)	(9,085)	(3,262)	(4,977)
Realized gain (loss) on investments	1,315,526	1,450,673	41,008	(90,336)	195,434	49,962	(476)	4,982
Change in unrealized gain (loss) on investments	(1,129,055)	1,075,420	17,049	(3,868)	(163,431)	79,474	(10,492)	(15,595)
Reinvested capital gains	1,605,648	3,384	774	41,533	–	–	70,173	12,144

Net increase (decrease) in contract owners’ equity resulting from operations	1,768,711	2,343,758	59,873	7,739	22,568	120,351	55,943	(3,446)

Equity transactions:
Purchase payments received from contract owners (note 3)	138,922	25,512	10,853	103	146	1,585	202	4,283
Transfers between funds	2,515,855	(768,537)	125,946	(1,489,878)	(586,717)	(85,764)	(11,127)	(13,955)
Redemptions (note 3)	(2,007,547)	(2,047,265)	(132,294)	(19,970)	(82,195)	(84,374)	(44,558)	(20,123)
Annuity benefits	(19)	–	–	–	–	–	–	–
Adjustments to maintain reserves	(70)	208	(12)	(2)	(42)	13	25	(35)

Net equity transactions	647,141	(2,790,082)	4,493	(1,509,747)	(668,808)	(168,540)	(55,458)	(29,830)

Net change in contract owners’ equity	2,415,852	(446,324)	64,366	(1,502,008)	(646,240)	(48,189)	485	(33,276)
Contract owners’ equity beginning of period	17,759,411	18,205,735	322,684	1,824,692	1,793,997	1,842,186	440,315	473,591

Contract owners’ equity end of period	$20,175,263	17,759,411	387,050	322,684	1,147,757	1,793,997	440,800	440,315

CHANGES IN UNITS:
Beginning units	663,447	783,818	30,834	175,411	168,929	186,159	33,536	36,457

Units purchased	143,359	100,209	136,971	24,879	591	533	14,164	15,249
Units redeemed	(122,310)	(220,580)	(131,825)	(169,456)	(65,530)	(17,763)	(18,383)	(18,170)

Ending units	684,496	663,447	35,980	30,834	103,990	168,929	29,317	33,536

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal3		GVITEmMrkts3		GVITGlFin3		GVITGlHlth3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$13,098	(1,429)	(4,996)	(2,810)	345	325	(3,479)	(4,167)
Realized gain (loss) on investments	98,630	166,206	76,567	13,286	1,682	165	2,687	3,915
Change in unrealized gain (loss) on investments	127,689	(128,504)	68,113	36,920	(10,953)	(5,100)	4,871	(9,760)
Reinvested capital gains	249,683	92,990	9,061	37,847	26,393	5,351	–	29,823

Net increase (decrease) in contract owners’ equity resulting from operations	489,100	129,263	148,745	85,243	17,467	741	4,079	19,811

Equity transactions:
Purchase payments received from contract owners (note 3)	17	–	1,683	7,336	–	–	2,321	–
Transfers between funds	3,174,793	(633,202)	222,684	200,283	186,094	(59,925)	(11,411)	(51,341)
Redemptions (note 3)	(316,401)	(164,076)	(130,751)	(65,705)	(9,352)	(41,089)	(80,007)	(30,741)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(328)	(8,495)	3	35	(4)	22	18	(44)

Net equity transactions	2,858,081	(805,773)	93,619	141,949	176,738	(100,992)	(89,079)	(82,126)

Net change in contract owners’ equity	3,347,181	(676,510)	242,364	227,192	194,205	(100,251)	(85,000)	(62,315)
Contract owners’ equity beginning of period	995,863	1,672,373	479,329	252,137	51,739	151,990	261,703	324,018

Contract owners’ equity end of period	$4,343,044	995,863	721,693	479,329	245,944	51,739	176,703	261,703

CHANGES IN UNITS:
Beginning units	55,229	102,424	25,233	17,353	3,308	10,647	20,675	27,353

Units purchased	258,763	79,421	23,469	19,790	11,765	–	7,417	6,392
Units redeemed	(114,889)	(126,616)	(20,491)	(11,910)	(1,814)	(7,339)	(14,300)	(13,070)

Ending units	199,103	55,229	28,211	25,233	13,259	3,308	13,792	20,675

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech		GVITGlTech3		GVITGlUtl3		GVITGvtBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	(31)	(406)	(538)	4,092	1,547	157,717	119,322
Realized gain (loss) on investments	–	(119)	563	(4,116)	3,518	22,942	(127,411)	(84,538)
Change in unrealized gain (loss) on investments	–	(44)	2,531	3,691	58,891	(42,692)	58,647	53,151
Reinvested capital gains	–	–	–	–	23,484	28,978	48,401	10,038

Net increase (decrease) in contract owners’ equity resulting from operations	–	(194)	2,688	(963)	89,985	10,775	137,354	97,973

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	60,016	107,958
Transfers between funds	–	(3,064)	13,561	(32,393)	162,864	41,624	2,277,944	(129,691)
Redemptions (note 3)	–	–	(395)	(3,294)	(15,903)	(7,502)	(913,984)	(1,160,649)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	–	(1)	(5)	(2)	(2)	(18)	19	(25)

Net equity transactions	–	(3,065)	13,161	(35,689)	146,959	34,104	1,423,995	(1,182,407)

Net change in contract owners’ equity	–	(3,259)	15,849	(36,652)	236,944	44,879	1,561,349	(1,084,434)
Contract owners’ equity beginning of period	–	3,259	23,896	60,548	205,558	160,679	4,880,112	5,964,546

Contract owners’ equity end of period	$–	–	39,745	23,896	442,502	205,558	6,441,461	4,880,112

CHANGES IN UNITS:
Beginning units	–	1,086	2,178	5,411	14,528	11,917	322,687	401,375

Units purchased	–	–	1,379	2,676	10,071	8,969	205,491	25,305
Units redeemed	–	(1,086)	(248)	(5,909)	(1,536)	(6,358)	(109,974)	(103,993)

Ending units	–	–	3,309	2,178	23,063	14,528	418,204	322,687

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGrowth		GVITIntGro3		GVITIDAgg2		GVITIDCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,614)	(14,499)	(1,040)	(426)	750	642	6,581	5,531
Realized gain (loss) on investments	106,937	60,472	44,477	9,746	4,229	4,715	(6,461)	3,711
Change in unrealized gain (loss) on investments	(59,692)	1,580	31,021	21,758	15,179	789	9,685	(10,907)
Reinvested capital gains	–	–	662	513	2,420	2,718	5,857	8,208

Net increase (decrease) in contract owners’ equity resulting from operations	34,631	47,553	75,120	31,591	22,578	8,864	15,662	6,543

Equity transactions:
Purchase payments received from contract owners (note 3)	8,652	–	7,200	750	–	70,560	–	700
Transfers between funds	(74,475)	(12,587)	94,469	155,899	(30,358)	(57,545)	(19,410)	260,117
Redemptions (note 3)	(221,654)	(128,547)	(62,408)	(34,640)	–	(1,538)	(38,709)	(41,356)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(17)	(12)	30	(4)	4	(1)	–	1

Net equity transactions	(287,494)	(141,146)	39,291	122,005	(30,354)	11,476	(58,119)	219,462

Net change in contract owners’ equity	(252,863)	(93,593)	114,411	153,596	(7,776)	20,340	(42,457)	226,005
Contract owners’ equity beginning of period	1,040,585	1,134,178	223,594	69,998	157,843	137,503	416,570	190,565

Contract owners’ equity end of period	$787,722	1,040,585	338,005	223,594	150,067	157,843	374,113	416,570

CHANGES IN UNITS:
Beginning units	95,090	108,784	14,944	6,002	12,363	11,456	37,627	17,525

Units purchased	2,473	4,268	14,780	12,174	174	8,582	21,250	32,703
Units redeemed	(28,767)	(17,962)	(12,483)	(3,232)	(2,332)	(7,675)	(26,580)	(12,601)

Ending units	68,796	95,090	17,241	14,944	10,205	12,363	32,297	37,627

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDMod2		GVITIDModAg2		GVITIDModCon2		GVITJPBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,717	5,700	4,862	4,234	7,139	6,077	137	21
Realized gain (loss) on investments	22,471	95,528	54,017	21,126	3,119	6,752	1,218	41
Change in unrealized gain (loss) on investments	51,508	(89,344)	18,256	246	19,188	(7,934)	514	(60)
Reinvested capital gains	7,570	14,633	8,765	14,173	7,366	9,097	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	91,266	26,517	85,900	39,779	36,812	13,992	1,869	2

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	320	1,750	–	302	–	–
Transfers between funds	311,072	(155,510)	10,476	59,161	4,139	76,366	1,381	3,495
Redemptions (note 3)	(108,870)	(669,384)	(117,543)	(16,216)	(19,654)	(31,804)	(564)	(246)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(29)	(17)	2	(6)	(12)	–	(1)	(7)

Net equity transactions	202,173	(824,911)	(106,745)	44,689	(15,527)	44,864	816	3,242

Net change in contract owners’ equity	293,439	(798,394)	(20,845)	84,468	21,285	58,856	2,685	3,244
Contract owners’ equity beginning of period	820,537	1,618,931	707,996	623,528	555,147	496,291	4,090	846

Contract owners’ equity end of period	$1,113,976	820,537	687,151	707,996	576,432	555,147	6,775	4,090

CHANGES IN UNITS:
Beginning units	68,632	140,586	56,782	52,770	47,896	44,092	378	79

Units purchased	31,420	7,618	3,022	8,852	988	11,914	9,178	385
Units redeemed	(15,148)	(79,572)	(10,984)	(4,840)	(2,342)	(8,110)	(8,990)	(86)

Ending units	84,904	68,632	48,820	56,782	46,542	47,896	566	378

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(9,689)	(17,843)	(11,396)	(14,802)	243,637	107,600	(9,299)	(14,531)
Realized gain (loss) on investments	172,179	374,438	552,786	329,120	–	–	193,654	75,127
Change in unrealized gain (loss) on investments	(45,583)	(345,206)	(273,654)	(185,611)	–	–	77,246	81,853
Reinvested capital gains	–	–	62,769	203,705	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	116,907	11,389	330,505	332,412	243,637	107,600	261,601	142,449

Equity transactions:
Purchase payments received from contract owners (note 3)	1,687	12,929	4,610	52,499	456,546	192,449	1,844	1,133
Transfers between funds	(1,100,519)	(2,385,550)	1,033,633	84,376	2,887,435	1,740,361	(200,795)	(90,288)
Redemptions (note 3)	(130,972)	(49,370)	(439,173)	(430,973)	(2,584,076)	(3,196,237)	(337,896)	(337,128)
Annuity benefits	–	–	(7)	–	(8)	–	–	–
Adjustments to maintain reserves	(10)	2	(43)	88	(36)	(6)	(24)	(1)

Net equity transactions	(1,229,814)	(2,421,989)	599,020	(294,010)	759,861	(1,263,433)	(536,871)	(426,284)

Net change in contract owners’ equity	(1,112,907)	(2,410,600)	929,525	38,402	1,003,498	(1,155,833)	(275,270)	(283,835)
Contract owners’ equity beginning of period	1,397,826	3,808,426	3,555,046	3,516,644	5,645,931	6,801,764	2,497,643	2,781,478

Contract owners’ equity end of period	$284,919	1,397,826	4,484,571	3,555,046	6,649,429	5,645,931	2,222,373	2,497,643

CHANGES IN UNITS:
Beginning units	239,269	705,062	251,452	274,799	463,511	565,009	139,603	164,622

Units purchased	20,234	215,081	205,607	52,787	1,507,923	1,993,478	614	577
Units redeemed	(214,478)	(680,874)	(164,209)	(76,134)	(1,441,585)	(2,094,976)	(29,294)	(25,596)

Ending units	45,025	239,269	292,850	251,452	529,849	463,511	110,923	139,603

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWLead3		GVITSmCapGr		GVITSmCapVal		GVITSmComp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(7,094)	(138)	(3,669)	(4,189)	(36,070)	(61,492)	(90,259)	(97,450)
Realized gain (loss) on investments	(330)	22,148	45,620	23,280	389,674	831,678	912,216	641,710
Change in unrealized gain (loss) on investments	(82,391)	(33,137)	(26,895)	(9,209)	(104,063)	(1,149,355)	(308,871)	(737,923)
Reinvested capital gains	185,820	28,413	–	–	256,768	446,997	129,626	853,337

Net increase (decrease) in contract owners’ equity resulting from operations	96,005	17,286	15,056	9,882	506,309	67,828	642,712	659,674

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	4,974	1,448	10,411	726	34,075	8,077
Transfers between funds	2,293,337	115,287	(146,000)	119,192	(292,634)	(1,435,899)	(2,517,306)	114,668
Redemptions (note 3)	(2,165)	(10,840)	(59,557)	(70,952)	(541,943)	(442,574)	(673,129)	(667,368)
Annuity benefits	–	–	–	–	(7)	–	(7)	–
Adjustments to maintain reserves	16	16	4	4	(19)	116	11	32

Net equity transactions	2,291,188	104,463	(200,579)	49,692	(824,192)	(1,877,631)	(3,156,356)	(544,591)

Net change in contract owners’ equity	2,387,193	121,749	(185,523)	59,574	(317,883)	(1,809,803)	(2,513,644)	115,083
Contract owners’ equity beginning of period	188,969	67,220	378,827	319,253	3,666,778	5,476,581	7,280,001	7,164,918

Contract owners’ equity end of period	$2,576,162	188,969	193,304	378,827	3,348,895	3,666,778	4,766,357	7,280,001

CHANGES IN UNITS:
Beginning units	14,345	5,547	51,769	46,476	189,246	287,125	252,760	275,366

Units purchased	159,981	16,531	9,348	32,641	27,899	14,037	22,647	50,108
Units redeemed	(3,447)	(7,733)	(35,146)	(27,348)	(67,652)	(111,916)	(125,553)	(72,714)

Ending units	170,879	14,345	25,971	51,769	149,493	189,246	149,854	252,760

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITUSGro3		GVITVKVal2		GVITMltSec		GVITWLead3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,482)	(1,617)	1,851	(226)	58,909	83,715	(428)	(249)
Realized gain (loss) on investments	(1,769)	5,246	16,644	3,898	(40,456)	(13,112)	6,315	1,689
Change in unrealized gain (loss) on investments	1,895	(12,623)	44,180	(4,099)	65,464	(68,942)	(495)	2,468
Reinvested capital gains	1,847	21,342	28,473	5,942	6,015	13,580	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	491	12,348	91,148	5,515	89,932	15,241	5,392	3,908

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	1,750	3,125	4,166	11,787	–	–
Transfers between funds	(40,678)	93,650	780,991	53,050	(445,764)	1,992,703	(5,631)	31,618
Redemptions (note 3)	(45,618)	(20,673)	(94,764)	(25,986)	(364,722)	(109,070)	(1,810)	(148)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	10	(17)	6	(8)	(18)	7	(24)	(7)

Net equity transactions	(86,286)	72,960	687,983	30,181	(806,338)	1,895,427	(7,465)	31,463

Net change in contract owners’ equity	(85,795)	85,308	779,131	35,696	(716,406)	1,910,668	(2,073)	35,371
Contract owners’ equity beginning of period	159,354	74,046	235,671	199,975	2,504,492	593,824	35,371	–

Contract owners’ equity end of period	$73,559	159,354	1,014,802	235,671	1,788,086	2,504,492	33,298	35,371

CHANGES IN UNITS:
Beginning units	10,621	5,447	20,415	17,747	190,188	45,411	2,600	–

Units purchased	2,309	11,060	72,012	8,073	116,985	258,157	6,643	6,011
Units redeemed	(7,941)	(5,886)	(15,240)	(5,405)	(175,754)	(113,380)	(7,269)	(3,411)

Ending units	4,989	10,621	77,187	20,415	131,419	190,188	1,974	2,600

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanForty		JanGlTechS2		JanGlTech		JanIntGroS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(3,140)	(18,501)	(386)	(507)	(460)	(721)	5,142	(303)
Realized gain (loss) on investments	30,810	259,776	1,393	(4,880)	504	(1,616)	47,471	10,854
Change in unrealized gain (loss) on investments	(11,265)	1,154	2,307	1,215	2,505	6,842	104,978	5,815
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	16,405	242,429	3,314	(4,172)	2,549	4,505	157,591	16,366

Equity transactions:
Purchase payments received from contract owners (note 3)	591	–	293	180	–	–	13	750
Transfers between funds	(109,301)	(155,965)	14,289	(81,319)	(127)	(6,652)	565,417	97,532
Redemptions (note 3)	(55,777)	(16,069)	(659)	(1,430)	(30,153)	(528)	(128,629)	(59,033)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(7)	54	–	14	(5)	(5)	25	(13)

Net equity transactions	(164,494)	(171,980)	13,923	(82,555)	(30,285)	(7,185)	436,826	39,236

Net change in contract owners’ equity	(148,089)	70,449	17,237	(86,727)	(27,736)	(2,680)	594,417	55,602
Contract owners’ equity beginning of period	347,524	277,075	20,825	107,552	52,221	54,901	127,272	71,670

Contract owners’ equity end of period	$199,435	347,524	38,062	20,825	24,485	52,221	721,689	127,272

CHANGES IN UNITS:
Beginning units	45,354	40,112	1,859	10,534	13,755	15,898	8,155	5,975

Units purchased	6,593	332,580	2,017	48	–	–	33,998	7,145
Units redeemed	(27,744)	(327,338)	(682)	(8,723)	(7,686)	(2,143)	(10,168)	(4,965)

Ending units	24,203	45,354	3,194	1,859	6,069	13,755	31,985	8,155

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGro		JPMSTMidCap		NBAMTGro		NBAMTGuard
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$275	(393)	(21,966)	(33,963)	(13,976)	(14,145)	(4,634)	(8,739)
Realized gain (loss) on investments	21,390	2,333	314,337	24,068	73,136	68,431	72,382	59,700
Change in unrealized gain (loss) on investments	13,741	24,060	(1,403)	154,505	48,186	51,772	(5,954)	(7,815)
Reinvested capital gains	–	–	49,959	29,538	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,406	26,000	340,927	174,148	107,346	106,058	61,794	43,146

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	88	2,298	3,258	14,199	5,226	5,333
Transfers between funds	(43,018)	(9,684)	(1,897,298)	1,433,146	59,501	28,300	(11,657)	(34,763)
Redemptions (note 3)	(5,351)	(2,278)	(140,804)	(84,993)	(145,980)	(212,611)	(159,588)	(98,837)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(6)	(1)	18	28	(36)	(4)	3	(22)

Net equity transactions	(48,375)	(11,963)	(2,037,996)	1,350,479	(83,257)	(170,116)	(166,016)	(128,289)

Net change in contract owners’ equity	(12,969)	14,037	(1,697,069)	1,524,627	24,089	(64,058)	(104,222)	(85,143)
Contract owners’ equity beginning of period	113,434	99,397	3,286,840	1,762,213	932,981	997,039	617,109	702,252

Contract owners’ equity end of period	$100,465	113,434	1,589,771	3,286,840	957,070	932,981	512,887	617,109

CHANGES IN UNITS:
Beginning units	12,939	14,743	268,485	154,934	61,567	73,596	52,925	64,337

Units purchased	–	–	1,084	142,846	6,834	5,577	4,598	9,891
Units redeemed	(5,009)	(1,804)	(156,795)	(29,295)	(12,221)	(17,606)	(18,157)	(21,303)

Ending units	7,930	12,939	112,774	268,485	56,180	61,567	39,366	52,925

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTLMat		NBAMTPart		NBAMSocRes		OppGlSec3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$65,478	104,103	(26,166)	(15,350)	(1,201)	(256)	9,419	(28,968)
Realized gain (loss) on investments	(126,970)	(104,870)	863,543	371,952	1,359	868	784,361	151,715
Change in unrealized gain (loss) on investments	186,945	674	(1,062,248)	136,424	8,639	1,210	(475,956)	398,523
Reinvested capital gains	–	–	573,174	761	1,136	51	328,037	–

Net increase (decrease) in contract owners’ equity resulting from operations	125,453	(93)	348,303	493,787	9,933	1,873	645,861	521,270

Equity transactions:
Purchase payments received from contract owners (note 3)	27,098	8,598	3,227	8,156	600	3,596	49,833	6,681
Transfers between funds	(1,857,040)	1,090,846	102,175	462,386	19,433	49,180	(3,207,166)	3,489,297
Redemptions (note 3)	(545,339)	(1,161,874)	(629,320)	(618,535)	(454)	(218)	(633,473)	(378,538)
Annuity benefits	(44)	–	–	–	–	–	–	–
Adjustments to maintain reserves	(164)	(1)	(20)	33	(3)	(14)	15	11

Net equity transactions	(2,375,489)	(62,431)	(523,938)	(147,960)	19,576	52,544	(3,790,791)	3,117,451

Net change in contract owners’ equity	(2,250,036)	(62,524)	(175,635)	345,827	29,509	54,417	(3,144,930)	3,638,721
Contract owners’ equity beginning of period	6,830,973	6,893,497	3,527,998	3,182,171	72,602	18,185	5,909,071	2,270,350

Contract owners’ equity end of period	$4,580,937	6,830,973	3,352,363	3,527,998	102,111	72,602	2,764,141	5,909,071

CHANGES IN UNITS:
Beginning units	526,675	531,370	158,825	166,664	6,115	1,613	314,061	135,973

Units purchased	77,287	138,479	98,319	35,076	4,270	7,764	42,993	215,952
Units redeemed	(260,303)	(143,174)	(120,712)	(42,915)	(2,710)	(3,262)	(230,392)	(37,864)

Ending units	343,659	526,675	136,432	158,825	7,675	6,115	126,662	314,061

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppBal		OppCapAp		OppBdFd		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$16,623	10,493	(20,962)	(11,693)	152,504	173,306	(18,169)	(17,319)
Realized gain (loss) on investments	48,443	19,894	220,523	177,363	37,872	35,694	295,896	330,294
Change in unrealized gain (loss) on investments	35,775	(70,159)	(111,047)	(94,968)	(69,622)	(160,705)	133,599	184,233
Reinvested capital gains	110,786	103,562	–	–	–	–	234,344	–

Net increase (decrease) in contract owners’ equity resulting from operations	211,627	63,790	88,514	70,702	120,754	48,295	645,670	497,208

Equity transactions:
Purchase payments received from contract owners (note 3)	11,691	2,495	5,757	12,231	17,716	14,021	–	–
Transfers between funds	(77,420)	(70,832)	(712,761)	(258,564)	(386,707)	(93,141)	(94,380)	(126,125)
Redemptions (note 3)	(458,902)	(382,373)	(292,381)	(512,130)	(516,183)	(598,119)	(462,908)	(645,851)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(16)	12	(26)	–	5	4	(55)	86

Net equity transactions	(524,647)	(450,698)	(999,411)	(758,463)	(885,169)	(677,235)	(557,343)	(771,890)

Net change in contract owners’ equity	(313,020)	(386,908)	(910,897)	(687,761)	(764,415)	(628,940)	88,327	(274,682)
Contract owners’ equity beginning of period	2,567,276	2,954,184	2,398,194	3,085,955	4,072,847	4,701,787	4,359,751	4,634,433

Contract owners’ equity end of period	$2,254,256	2,567,276	1,487,297	2,398,194	3,308,432	4,072,847	4,448,078	4,359,751

CHANGES IN UNITS:
Beginning units	135,088	159,157	156,848	209,053	272,535	318,093	142,651	170,829

Units purchased	5,177	5,334	1,728	7,289	6,028	10,148	–	–
Units redeemed	(31,977)	(29,403)	(67,143)	(59,494)	(65,194)	(55,706)	(17,174)	(28,178)

Ending units	108,288	135,088	91,433	156,848	213,369	272,535	125,477	142,651

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMSt		OppMidCap		VEWrldBdR1		VEWrldBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,090)	729	(3,923)	(26,134)	28,769	28,682	22,202	27,841
Realized gain (loss) on investments	35,150	44,480	34,772	290,832	(17,644)	6,351	(17,268)	(11,541)
Change in unrealized gain (loss) on investments	17,156	(27,343)	(20,157)	(11,101)	8,463	(56,244)	7,149	(38,214)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	51,216	17,866	10,692	253,597	19,588	(21,211)	12,083	(21,914)

Equity transactions:
Purchase payments received from contract owners (note 3)	542	3,041	4,401	4,823	10,131	391	–	–
Transfers between funds	(49,422)	(107,892)	(163,066)	(81,347)	75,393	(41,663)	(43,613)	(58,101)
Redemptions (note 3)	(80,215)	(107,673)	(19,071)	(136,030)	(41,056)	(44,974)	(66,308)	(95,236)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(3)	(17)	4	32	21	(24)	(9)	26

Net equity transactions	(129,098)	(212,541)	(177,732)	(212,522)	44,489	(86,270)	(109,930)	(153,311)

Net change in contract owners’ equity	(77,882)	(194,675)	(167,040)	41,075	64,077	(107,481)	(97,847)	(175,225)
Contract owners’ equity beginning of period	464,500	659,175	377,605	336,530	417,677	525,158	329,556	504,781

Contract owners’ equity end of period	$386,618	464,500	210,565	377,605	481,754	417,677	231,709	329,556

CHANGES IN UNITS:
Beginning units	51,965	77,021	62,514	61,677	39,097	46,939	23,563	34,491

Units purchased	2,702	5,684	12,048	608,527	30,879	3,199	–	–
Units redeemed	(16,513)	(30,740)	(40,206)	(607,690)	(26,970)	(11,041)	(7,776)	(10,928)

Ending units	38,154	51,965	34,356	62,514	43,006	39,097	15,787	23,563

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1		VEWrldHAs
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(3,658)	(1,472)	(5,033)	(3,188)	(13,238)	(7,911)	(10,551)	(8,686)
Realized gain (loss) on investments	37,258	34,013	65,615	43,915	179,630	84,424	64,527	199,878
Change in unrealized gain (loss) on investments	66,193	16,235	76,439	107,789	(29,862)	174,054	53,583	144,603
Reinvested capital gains	38,368	–	58,311	–	60,807	–	42,380	–

Net increase (decrease) in contract owners’ equity resulting from operations	138,161	48,776	195,332	148,516	197,337	250,567	149,939	335,795

Equity transactions:
Purchase payments received from contract owners (note 3)	22	761	–	–	3,777	–	–	–
Transfers between funds	174,212	110,333	(73,739)	(81,079)	110,149	461,195	(28,145)	(56,206)
Redemptions (note 3)	(57,328)	(19,329)	(58,719)	(47,190)	(80,386)	(88,364)	(88,227)	(415,978)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	40	(36)	(16)	(2)	21	(6)	(6)	14

Net equity transactions	116,946	91,729	(132,474)	(128,271)	33,561	372,825	(116,378)	(472,170)

Net change in contract owners’ equity	255,107	140,505	62,858	20,245	230,898	623,392	33,561	(136,375)
Contract owners’ equity beginning of period	265,277	124,772	604,211	583,966	862,732	239,340	697,622	833,997

Contract owners’ equity end of period	$520,384	265,277	667,069	604,211	1,093,630	862,732	731,183	697,622

CHANGES IN UNITS:
Beginning units	16,193	9,898	41,290	51,914	46,326	19,204	36,153	64,606

Units purchased	13,889	14,391	–	–	27,104	45,780	–	–
Units redeemed	(6,983)	(8,096)	(8,131)	(10,624)	(25,584)	(18,658)	(5,269)	(28,453)

Ending units	23,099	16,193	33,159	41,290	47,846	46,326	30,884	36,153

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKEmMkt		VKUSRealEst		WFDisc		WFOpp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$7,091	11,640	(17,656)	(11,073)	(8,064)	(8,295)	(51,220)	(54,263)
Realized gain (loss) on investments	7,571	(1,403)	720,737	502,260	83,642	41,316	176,385	211,759
Change in unrealized gain (loss) on investments	(7,821)	3,573	503,967	43,419	(11,693)	(58,276)	(145,869)	62,924
Reinvested capital gains	1,872	3,068	330,304	124,090	–	55,982	377,302	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,713	16,878	1,537,352	658,696	63,885	30,727	356,598	220,420

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	13,253	7,485	–	23	1,189	2,226
Transfers between funds	(13,618)	(105,628)	(268,481)	(266,781)	62,657	(51,358)	(180,542)	(232,439)
Redemptions (note 3)	(48,390)	(36,980)	(741,313)	(508,601)	(181,575)	(53,628)	(279,349)	(375,715)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(16)	(5)	32	(2,040)	(13)	(10)	(4)	20

Net equity transactions	(62,024)	(142,613)	(996,509)	(769,937)	(118,931)	(104,973)	(458,706)	(605,908)

Net change in contract owners’ equity	(53,311)	(125,735)	540,843	(111,241)	(55,046)	(74,246)	(102,108)	(385,488)
Contract owners’ equity beginning of period	140,120	265,855	4,700,286	4,811,527	551,027	625,273	3,662,426	4,047,914

Contract owners’ equity end of period	$86,809	140,120	5,241,129	4,700,286	495,981	551,027	3,560,318	3,662,426

CHANGES IN UNITS:
Beginning units	8,193	17,197	123,771	146,161	30,263	36,644	146,275	171,897

Units purchased	–	–	6,246	13,343	4,441	706	1,608	2,540
Units redeemed	(3,545)	(9,004)	(28,575)	(35,733)	(10,595)	(7,087)	(19,310)	(28,162)

Ending units	4,648	8,193	101,442	123,771	24,109	30,263	128,573	146,275

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios Inc.;

American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

Portfolio of the Federated Insurance Series;

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

Initial Class (FidVIPGrOp)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio –

Service Class (FidVIPVaIS)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)*

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)*

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)*

Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3)

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3)

Gartmore GVIT – Van Kampen GVIT Comstock Value Fund – Class II (GVITVKVal2)

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

Portfolio of the JPMorgan Series Trust II;

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust;

Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

Class I (NBAMTLMat)

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) Neuberger

Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA –

Non-Service Shares (OppBal)

(formerly Oppenheimer Variable Account Funds –

Oppenheimer Balanced Fund/VA – Initial Class)

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

Non-Service Shares (OppCapAp)

(formerly Oppenheimer Variable Account Funds –

Oppenheimer Capital Appreciation Fund/VA – Initial Class)

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA –

Non-Service Shares (OppBdFd)

(formerly Oppenheimer Variable Account Funds –

Oppenheimer Bond Fund/VA – Initial Class)

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

Non-Service Shares (OppGlSec)

(formerly Oppenheimer Variable Account Funds –

Oppenheimer Global Securities Fund/VA – Initial Class)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

Non-Service Shares (OppMSt)

(formerly Oppenheimer Variable Account Funds –

Oppenheimer Main Street Fund®/VA – Initial Class)

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

Non-Service Shares (OppMidCap)

(formerly Oppenheimer Variable Account Funds –

Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolio of the Strong Variable Insurance Funds Inc.;

Strong Variable Insurance Funds Inc. – Strong International Stock Fund II (StIntStk2)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1)

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

Class I (VKEmMkt)

Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

Class I (VKUSRealEst)

Portfolio of the Van Kampen Life Investment Trust;

Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM (WFDisc)

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM

(WFOpp)

*At December 31, 2006 contract owners were not invested in this fund.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore GVIT Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

The following contract charges are deducted by the Company: a mortality and expense risk charge, and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.20%, respectively.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $77,540 and $21,273, respectively, and total transfers from the Account to the fixed account were $80,665 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $99,644 and $139,741 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	1.45%	99,945	$17.760504	$1,775,074	2.02%	8.03%
2005	1.45%	122,320	16.439679	2,010,902	1.87%	3.42%
2004	1.45%	150,372	15.896375	2,390,370	1.64%	8.19%
2003	1.45%	160,958	14.693472	2,365,032	2.23%	17.73%
2002	1.45%	154,557	12.480812	1,928,997	2.98%	-10.87%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	1.45%	33,133	14.454514	478,921	0.00%	15.52%
2005	1.45%	36,737	12.512142	459,659	0.00%	20.30%
2004	1.45%	47,408	10.400815	493,082	0.00%	6.02%
2003	1.45%	68,291	9.809853	669,925	0.00%	18.73%
2002	1.45%	116,451	8.262412	962,166	0.00%	-22.34%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	1.45%	92,692	13.431749	1,245,016	2.61%	15.39%
2005	1.45%	269,493	11.639841	3,136,856	1.76%	3.12%
2004	1.45%	157,305	11.287868	1,775,638	1.37%	11.35%
2003	1.45%	194,873	10.136856	1,975,400	0.91%	27.48%
2002	1.45%	375,337	7.951780	2,984,597	1.17%	-20.54%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	1.45%	181,152	10.683311	1,935,303	3.13%	0.12%
2005	1.45%	234,776	10.670686	2,505,221	4.28%	0.09%
2004	1.45%	239,977	10.660662	2,558,314	3.25%	4.28%
2003	1.45%	48,791	10.223456	498,813	1.36%	2.23%	04/30/03

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	1.45%	76,162	21.152329	1,611,004	1.68%	23.22%
2005	1.45%	92,002	17.166574	1,579,359	1.17%	11.62%
2004	1.45%	108,751	15.379897	1,672,579	0.56%	13.26%
2003	1.45%	142,015	13.579522	1,928,496	0.82%	22.71%
2002	1.45%	230,611	11.066697	2,552,102	1.05%	-21.53%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	1.45%	42,134	15.360086	647,182	1.78%	23.22%
2005	1.45%	57,895	12.465763	721,705	1.34%	11.47%
2004	1.45%	60,727	11.183532	679,142	0.78%	13.41%
2003	1.45%	192,828	9.860964	1,901,470	0.68%	22.71%
2002	1.45%	273,355	8.036243	2,196,747	0.00%	-19.64%	05/01/02

American Century Variable Portfolios, Inc. – Ultra ® Fund – Class I
2006	1.45%	185	10.257482	1,898	0.00%	-4.67%
2005	1.45%	3,503	10.760517	37,694	0.00%	0.69%
2004	1.45%	5,280	10.686944	56,427	0.00%	9.07%
2003	1.45%	22,757	9.798135	222,976	0.00%	23.09%
2002	1.45%	13,024	7.960197	103,674	0.36%	-20.40%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	1.45%	348,798	24.577872	8,572,713	1.19%	16.94%
2005	1.45%	312,800	21.017877	6,574,392	0.88%	3.52%
2004	1.45%	328,830	20.304154	6,676,615	0.98%	12.68%
2003	1.45%	336,791	18.019985	6,068,969	0.74%	27.09%
2002	1.45%	500,024	14.178860	7,089,770	0.98%	-13.89%

Credit Suisse Trust – Global Small Cap Portfolio
2006	1.45%	7,775	15.124054	117,590	0.00%	11.57%
2005	1.45%	9,514	13.555978	128,972	0.00%	14.47%
2004	1.45%	17,456	11.842876	206,729	0.00%	16.28%
2003	1.45%	18,906	10.184879	192,555	0.00%	45.52%
2002	1.45%	22,752	6.998987	159,241	0.00%	-35.11%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – International Focus Portfolio
2006	1.45%	60,904	$14.006682	$853,063	1.01%	16.94%
2005	1.45%	65,522	11.977879	784,815	0.82%	15.74%
2004	1.45%	80,381	10.348838	831,850	0.94%	13.08%
2003	1.45%	96,225	9.151856	880,637	0.43%	31.16%
2002	1.45%	122,181	6.977468	852,514	0.00%	-21.07%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	1.45%	96,489	14.118860	1,362,315	0.00%	3.25%
2005	1.45%	113,827	13.674136	1,556,486	0.00%	-4.09%
2004	1.45%	140,357	14.256798	2,001,041	0.00%	9.26%
2003	1.45%	172,711	13.048269	2,253,580	0.00%	46.40%
2002	1.45%	212,852	8.912919	1,897,133	0.00%	-34.65%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	1.45%	66,526	14.772279	982,741	0.23%	12.76%
2005	1.45%	33,532	13.101031	439,304	0.00%	5.68%
2004	1.45%	38,055	12.396547	471,751	0.37%	20.12%
2003	1.45%	39,767	10.320294	410,407	0.24%	35.78%
2002	1.45%	4,330	7.600492	32,910	0.30%	-24.00%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	1.45%	35,661	15.786056	562,947	0.10%	7.62%
2005	1.45%	43,283	14.668118	634,880	0.00%	2.12%
2004	1.45%	65,088	14.363971	934,922	0.37%	4.67%
2003	1.45%	72,945	13.723018	1,001,026	0.10%	24.18%
2002	1.45%	101,784	11.051082	1,124,823	0.16%	-29.98%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	1.45%	556,906	21.975597	12,238,342	1.61%	13.83%
2005	1.45%	729,791	19.305967	14,089,321	1.56%	3.18%
2004	1.45%	893,047	18.711347	16,710,112	1.72%	9.04%
2003	1.45%	1,036,744	17.160617	17,791,167	1.42%	26.50%
2002	1.45%	1,167,942	13.565256	15,843,432	1.24%	-23.49%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	1.45%	75,874	15.052035	1,142,058	1.71%	14.79%
2005	1.45%	112,905	13.112310	1,480,445	0.02%	2.87%
2004	1.45%	148,996	12.746646	1,899,199	1.23%	3.52%
2003	1.45%	270,005	12.312854	3,324,532	1.31%	19.41%
2002	1.45%	306,829	10.311062	3,163,733	1.32%	-17.92%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	1.45%	56,052	14.274447	800,111	0.78%	12.86%
2005	1.45%	66,200	12.648293	837,317	1.33%	1.86%
2004	1.45%	88,010	12.417611	1,092,874	1.18%	5.91%
2003	1.45%	103,025	11.724710	1,207,938	0.73%	24.74%
2002	1.45%	143,370	9.399537	1,347,612	0.61%	-26.41%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	1.45%	50,736	11.523629	584,663	3.65%	2.65%
2005	1.45%	50,161	11.226348	563,125	3.85%	-0.17%
2004	1.45%	58,220	11.245176	654,694	3.91%	2.12%
2003	1.45%	420,547	11.011999	4,631,063	2.63%	3.13%
2002	1.45%	245,375	10.677956	2,620,103	0.00%	6.78%	05/01/02

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.45%	688,451	22.794382	15,692,815	3.27%	18.46%
2005	1.45%	767,364	19.242890	14,766,301	1.69%	4.33%
2004	1.45%	905,354	18.443394	16,697,801	1.52%	9.91%
2003	1.45%	900,411	16.780015	15,108,910	2.03%	28.44%
2002	1.45%	1,036,618	13.064255	13,542,642	1.85%	-18.15%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	1.45%	293,427	17.994310	5,280,016	0.43%	5.30%
2005	1.45%	423,840	17.087845	7,242,512	0.51%	4.27%
2004	1.45%	534,578	16.388199	8,760,771	0.28%	1.88%
2003	1.45%	867,371	16.085893	13,952,437	0.26%	30.92%
2002	1.45%	902,181	12.286405	11,084,561	0.28%	-31.12%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.45%	829,172	$13.018599	$10,794,658	7.44%	9.63%
2005	1.45%	913,041	11.875192	10,842,537	14.60%	1.22%
2004	1.45%	1,192,562	11.732532	13,991,772	5.56%	8.00%
2003	1.45%	1,388,476	10.863024	15,083,048	4.00%	25.42%
2002	1.45%	905,375	8.661254	7,841,683	8.48%	1.94%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.45%	66,548	19.701712	1,311,110	0.87%	16.37%
2005	1.45%	71,947	16.929868	1,218,053	0.67%	17.33%
2004	1.45%	87,648	14.429831	1,264,746	1.24%	11.99%
2003	1.45%	115,590	12.885114	1,489,390	0.88%	41.29%
2002	1.45%	163,087	9.119469	1,487,267	0.91%	-21.44%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R
2006	1.45%	137,063	16.683836	2,286,737	0.88%	16.31%
2005	1.45%	136,227	14.343965	1,954,035	0.63%	17.39%
2004	1.45%	154,689	12.218950	1,890,137	0.50%	11.94%
2003	1.45%	35,678	10.915454	389,442	0.71%	41.25%
2002	1.45%	27,996	7.727823	216,348	0.00%	-22.72%	05/01/02

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	1.45%	223,190	17.173470	3,832,947	2.64%	5.77%
2005	1.45%	245,278	16.237353	3,982,665	2.66%	2.54%
2004	1.45%	310,573	15.835141	4,917,967	2.78%	3.94%
2003	1.45%	333,906	15.234907	5,087,027	3.75%	16.27%
2002	1.45%	398,413	13.103536	5,220,619	4.25%	-10.05%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	1.45%	684,496	29.472372	20,173,721	1.32%	10.10%
2005	1.45%	663,447	26.768394	17,759,411	0.30%	15.25%
2004	1.45%	783,818	23.226993	18,205,735	0.30%	13.80%
2003	1.45%	707,473	20.409874	14,439,435	0.44%	26.60%
2002	1.45%	799,285	16.121173	12,885,412	0.91%	-10.66%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	1.45%	35,980	10.757370	387,050	3.58%	2.79%
2005	1.45%	30,834	10.465216	322,684	6.34%	0.60%
2004	1.45%	175,411	10.402383	1,824,692	6.70%	2.81%
2003	1.45%	10,015	10.118423	101,336	0.00%	1.18%	05/01/03

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	1.45%	103,990	11.037184	1,147,757	0.83%	3.93%
2005	1.45%	168,929	10.619831	1,793,997	0.90%	7.32%
2004	1.45%	186,159	9.895768	1,842,186	0.53%	5.64%
2003	1.45%	194,978	9.367700	1,826,495	0.84%	27.99%
2002	1.45%	255,066	7.319028	1,866,835	1.62%	-22.98%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	1.45%	29,317	15.035657	440,800	0.48%	14.52%
2005	1.45%	33,536	13.129617	440,315	0.00%	1.07%
2004	1.45%	36,457	12.990391	473,591	0.00%	12.33%
2003	1.45%	194,517	11.563978	2,249,390	0.00%	55.51%
2002	1.45%	971	7.436365	7,221	0.00%	-25.64%	05/01/02

Gartmore GVIT – Dreyfus GVIT International Value Fund – Class III
2006	1.45%	199,103	21.813054	4,343,044	2.33%	20.97%
2005	1.45%	55,229	18.031528	995,863	1.89%	10.43%
2004	1.45%	102,424	16.327943	1,672,373	2.13%	18.52%
2003	1.45%	4,472	13.683042	61,191	0.00%	36.83%	05/01/03

Gartmore GVIT – Emerging Markets Fund – Class I
2003	1.45%	1,056	11.036792	11,655	0.57%	62.87%
2002	1.45%	1,056	6.776365	7,156	0.09%	-16.46%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class III
2006	1.45%	28,211	$25.581976	$721,693	0.80%	34.67%
2005	1.45%	25,233	18.996097	479,329	0.47%	30.74%
2004	1.45%	17,353	14.529882	252,137	1.06%	19.01%
2003	1.45%	15,033	12.209330	183,543	0.72%	62.83%
2002	1.45%	1,610	7.498277	12,072	0.38%	-25.02%	05/01/02

Gartmore GVIT – Global Financial Services Fund – Class III
2006	1.45%	13,259	18.549248	245,944	1.23%	18.60%
2005	1.45%	3,308	15.640613	51,739	1.56%	9.56%
2004	1.45%	10,647	14.275369	151,990	1.82%	19.37%
2003	1.45%	10,991	11.958777	131,439	0.72%	39.41%
2002	1.45%	1,583	8.578112	13,579	0.24%	-14.22%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	1.45%	13,792	12.811982	176,703	0.00%	1.22%
2005	1.45%	20,675	12.657928	261,703	0.00%	6.86%
2004	1.45%	27,353	11.845780	324,018	0.00%	6.28%
2003	1.45%	15,979	11.145810	178,099	0.00%	34.79%
2002	1.45%	1,553	8.268985	12,842	0.00%	-17.31%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund – Class I
2004	1.45%	1,086	3.001143	3,259	0.00%	2.80%
2003	1.45%	1,086	2.919387	3,170	0.00%	52.98%
2002	1.45%	1,793	1.908285	3,422	0.82%	-43.61%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	1.45%	3,309	12.011106	39,745	0.00%	9.48%
2005	1.45%	2,178	10.971442	23,896	0.00%	-1.95%
2004	1.45%	5,411	11.189794	60,548	0.00%	2.77%
2003	1.45%	10,283	10.888566	111,967	0.00%	52.94%
2002	1.45%	601	7.119398	4,279	0.62%	-28.81%	05/01/02

Gartmore GVIT – Global Utilities Fund – Class III
2006	1.45%	23,063	19.186665	442,502	2.47%	35.60%
2005	1.45%	14,528	14.149066	205,558	2.51%	4.94%
2004	1.45%	11,917	13.483151	160,679	1.30%	28.06%
2003	1.45%	13,553	10.528435	142,692	0.72%	22.37%

Gartmore GVIT – Government Bond Fund – Class I
2006	1.45%	418,204	15.402677	6,441,461	4.28%	1.85%
2005	1.45%	322,687	15.123362	4,880,112	3.67%	1.77%
2004	1.45%	401,375	14.860282	5,964,546	5.06%	1.76%
2003	1.45%	645,559	14.602569	9,426,820	3.21%	0.52%
2002	1.45%	1,289,459	14.526858	18,731,788	4.26%	9.37%

Gartmore GVIT – Growth Fund – Class I
2006	1.45%	68,796	11.450111	787,722	0.04%	4.63%
2005	1.45%	95,090	10.943163	1,040,585	0.08%	4.96%
2004	1.45%	108,784	10.425963	1,134,178	0.29%	6.59%
2003	1.45%	152,698	9.781501	1,493,616	0.02%	30.82%
2002	1.45%	200,378	7.477237	1,498,274	0.00%	-29.76%

Gartmore GVIT – International Growth Fund – Class III
2006	1.45%	17,241	19.604737	338,005	1.27%	31.03%
2005	1.45%	14,944	14.962124	223,594	0.72%	28.29%
2004	1.45%	6,002	11.662449	69,998	1.22%	12.69%
2003	1.45%	1,980	10.348693	20,490	0.00%	33.37%
2002	1.45%	1,547	7.759258	12,004	0.00%	-22.41%	05/01/02

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	1.45%	10,205	14.705289	150,067	2.01%	15.18%
2005	1.45%	12,363	12.767402	157,843	1.76%	6.37%
2004	1.45%	11,456	12.002712	137,503	2.33%	12.37%
2003	1.45%	1,768	10.681108	18,884	0.89%	29.96%
2002	1.45%	826	8.218945	6,789	0.85%	-17.81%	01/25/02

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	1.45%	32,297	$11.583512	$374,113	3.30%	4.63%
2005	1.45%	37,627	11.071052	416,570	3.37%	1.81%
2004	1.45%	17,525	10.873912	190,565	2.22%	3.13%
2003	1.45%	21,242	10.543381	223,962	2.23%	6.34%
2002	1.45%	69,792	9.914588	691,959	2.66%	-0.85%	01/25/02

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	1.45%	84,904	13.120417	1,113,976	2.37%	9.74%
2005	1.45%	68,632	11.955598	820,537	1.85%	3.82%
2004	1.45%	140,586	11.515594	1,618,931	2.05%	7.95%
2003	1.45%	102,489	10.667735	1,093,325	1.86%	18.31%
2002	1.45%	31,163	9.016631	280,985	1.46%	-9.83%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	1.45%	48,820	14.075186	687,151	2.17%	12.88%
2005	1.45%	56,782	12.468670	707,996	2.13%	5.52%
2004	1.45%	52,770	11.815958	623,528	1.87%	10.47%
2003	1.45%	28,779	10.696293	307,829	1.80%	24.81%
2002	1.45%	11,533	8.570137	98,839	0.95%	-14.30%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	1.45%	46,542	12.385198	576,432	2.68%	6.85%
2005	1.45%	47,896	11.590666	555,147	2.53%	2.98%
2004	1.45%	44,092	11.255804	496,291	2.41%	5.61%
2003	1.45%	43,835	10.658362	467,209	2.18%	12.05%
2002	1.45%	6,718	9.512081	63,902	2.39%	-4.88%	01/25/02

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	1.45%	566	11.969347	6,775	8.54%	10.63%
2005	1.45%	378	10.819661	4,090	2.11%	1.06%
2004	1.45%	79	10.706180	846	3.31%	7.06%	05/03/04

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	1.45%	45,025	6.328025	284,919	0.00%	8.32%
2005	1.45%	239,269	5.842070	1,397,826	0.00%	8.16%
2004	1.45%	705,062	5.401548	3,808,426	0.00%	13.67%
2003	1.45%	109,111	4.752130	518,510	0.00%	38.11%
2002	1.45%	54,066	3.440944	186,038	0.00%	-37.93%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	1.45%	292,850	15.311560	4,483,990	1.24%	8.30%
2005	1.45%	251,452	14.138070	3,555,046	0.96%	10.48%
2004	1.45%	274,799	12.797149	3,516,644	0.50%	14.05%
2003	1.45%	332,627	11.220232	3,732,152	0.43%	32.70%
2002	1.45%	361,298	8.455268	3,054,871	0.39%	-16.53%

Gartmore GVIT – Money Market Fund – Class I
2006	1.45%	529,849	12.548494	6,648,807	5.86%	3.02%
2005	1.45%	463,511	12.180792	5,645,931	3.93%	1.18%
2004	1.45%	565,009	12.038328	6,801,764	1.02%	-0.65%
2003	1.45%	850,554	12.117137	10,306,279	0.70%	-0.83%
2002	1.45%	1,835,875	12.218973	22,432,507	0.91%	-0.26%

Gartmore GVIT – Nationwide Fund – Class I
2006	1.45%	110,923	20.035277	2,222,373	1.05%	11.98%
2005	1.45%	139,603	17.891041	2,497,643	0.88%	5.89%
2004	1.45%	164,622	16.896149	2,781,478	1.20%	8.16%
2003	1.45%	228,928	15.621422	3,576,181	0.55%	25.67%
2002	1.45%	273,755	12.430943	3,403,033	0.79%	-18.55%

Gartmore GVIT – Nationwide Leaders Fund – Class III
2006	1.45%	170,879	15.075943	2,576,162	0.11%	14.44%
2005	1.45%	14,345	13.173172	188,969	1.65%	8.71%
2004	1.45%	5,547	12.118224	67,220	0.25%	17.05%
2003	1.45%	13,695	10.353036	141,785	0.23%	23.77%
2002	1.45%	18,478	8.364403	154,557	0.91%	-16.36%	05/01/02

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class I
2006	1.45%	25,971	$7.443078	$193,304	0.00%	1.71%
2005	1.45%	51,769	7.317634	378,827	0.00%	6.53%
2004	1.45%	46,476	6.869210	319,253	0.00%	11.77%
2003	1.45%	77,681	6.145755	477,408	0.00%	32.32%
2002	1.45%	53,252	4.644575	247,333	0.00%	-34.26%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	1.45%	149,493	22.397866	3,348,324	0.43%	15.60%
2005	1.45%	189,246	19.375725	3,666,778	0.05%	1.58%
2004	1.45%	287,125	19.073856	5,476,581	0.00%	15.60%
2003	1.45%	384,540	16.500143	6,344,965	0.00%	54.58%
2002	1.45%	413,285	10.673922	4,411,372	0.01%	-28.22%

Gartmore GVIT – Small Company Fund – Class I
2006	1.45%	149,854	31.802683	4,765,759	0.09%	10.42%
2005	1.45%	252,760	28.802031	7,280,001	0.00%	10.69%
2004	1.45%	275,366	26.019616	7,164,918	0.00%	17.30%
2003	1.45%	403,505	22.182648	8,950,809	0.00%	38.97%
2002	1.45%	459,867	15.962052	7,340,421	0.00%	-18.53%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	1.45%	4,530	3.181945	14,414	0.00%	48.78%
2002	1.45%	5,264	2.138725	11,258	0.00%	-43.69%

Gartmore GVIT – U.S. Growth Leaders Fund – Class III
2006	1.45%	4,989	14.744172	73,559	0.20%	-1.73%
2005	1.45%	10,621	15.003694	159,354	0.00%	10.37%
2004	1.45%	5,447	13.593864	74,046	0.00%	10.82%
2003	1.45%	28,886	12.267095	354,347	0.00%	50.19%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II
2006	1.45%	77,187	13.147317	1,014,802	1.56%	13.89%
2005	1.45%	20,415	11.543990	235,671	1.29%	2.45%
2004	1.45%	17,747	11.268116	199,975	0.81%	12.68%	05/03/04

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I
2006	1.45%	131,419	13.605994	1,788,086	4.50%	3.32%
2005	1.45%	190,188	13.168507	2,504,492	8.04%	0.70%
2004	1.45%	45,411	13.076645	593,824	5.15%	4.99%
2003	1.45%	49,599	12.455223	617,767	6.04%	10.49%
2002	1.45%	70,928	11.272609	799,544	5.83%	5.65%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	1.45%	1,974	16.868480	33,298	0.77%	23.99%
2005	1.45%	2,600	13.604422	35,371	0.26%	17.61%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	1.45%	24,203	8.240113	199,435	0.11%	7.54%
2005	1.45%	45,354	7.662477	347,524	0.07%	10.93%
2004	1.45%	40,112	6.907528	277,075	0.02%	16.26%
2003	1.45%	73,146	5.941549	434,601	0.21%	18.49%
2002	1.45%	154,472	5.014336	774,575	0.25%	-17.15%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	1.45%	3,194	11.916745	38,062	0.00%	6.38%
2005	1.45%	1,859	11.202161	20,825	0.00%	9.72%
2004	1.45%	10,534	10.210014	107,552	0.00%	-0.63%
2003	1.45%	7,454	10.274404	76,585	0.00%	45.00%
2002	1.45%	2,688	7.085688	19,046	0.00%	-29.14%	05/01/02

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	1.45%	6,069	4.034488	24,485	0.00%	6.27%
2005	1.45%	13,755	3.796495	52,221	0.00%	9.94%
2004	1.45%	15,898	3.453318	54,901	0.00%	-0.89%
2003	1.45%	20,634	3.484403	71,897	0.00%	44.35%
2002	1.45%	40,341	2.413798	97,375	0.00%	-41.79%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	1.45%	31,985	$22.563352	$721,689	2.85%	44.58%
2005	1.45%	8,155	15.606584	127,272	0.72%	30.11%
2004	1.45%	5,975	11.994950	71,670	0.13%	16.99%
2003	1.45%	111,175	10.252980	1,139,875	0.36%	32.60%
2002	1.45%	7,229	7.732399	55,898	0.51%	-22.68%	05/01/02

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	1.45%	7,930	12.668948	100,465	1.49%	44.51%
2005	1.45%	12,939	8.766834	113,434	0.96%	30.03%
2004	1.45%	14,743	6.741991	99,397	0.78%	16.97%
2003	1.45%	25,693	5.764054	148,096	1.00%	32.58%
2002	1.45%	65,481	4.347466	284,676	0.46%	-26.84%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	1.45%	112,774	14.096964	1,589,771	0.51%	15.15%
2005	1.45%	268,485	12.242175	3,286,840	0.16%	7.63%
2004	1.45%	154,934	11.373957	1,762,213	0.00%	13.74%	05/03/04

Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I
2006	1.45%	56,180	17.035779	957,070	0.00%	12.42%
2005	1.45%	61,567	15.153906	932,981	0.00%	11.86%
2004	1.45%	73,596	13.547460	997,039	0.00%	14.91%
2003	1.45%	95,322	11.789399	1,123,789	0.00%	29.50%
2002	1.45%	120,078	9.103970	1,093,187	0.00%	-32.16%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	1.45%	39,366	13.028676	512,887	0.63%	11.74%
2005	1.45%	52,925	11.660073	617,109	0.15%	6.82%
2004	1.45%	64,337	10.915208	702,252	0.05%	14.14%
2003	1.45%	254,819	9.563366	2,436,927	1.27%	29.85%
2002	1.45%	73,317	7.364786	539,964	1.04%	-27.52%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	1.45%	343,659	13.319560	4,577,387	2.49%	2.70%
2005	1.45%	526,675	12.969996	6,830,973	2.93%	-0.02%
2004	1.45%	531,370	12.973064	6,893,497	5.29%	-0.68%
2003	1.45%	403,378	13.062162	5,268,989	4.07%	0.94%
2002	1.45%	583,492	12.940640	7,550,760	4.36%	3.81%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	1.45%	136,432	24.571680	3,352,363	1.08%	10.62%
2005	1.45%	158,825	22.213117	3,527,998	0.98%	16.34%
2004	1.45%	166,664	19.093334	3,182,171	0.01%	17.25%
2003	1.45%	213,222	16.284205	3,472,151	0.00%	33.13%
2002	1.45%	279,376	12.231664	3,417,233	0.60%	-25.24%

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	1.45%	7,675	13.304427	102,111	0.18%	12.06%
2005	1.45%	6,115	11.872740	72,602	0.00%	5.31%
2004	1.45%	1,613	11.273853	18,185	0.00%	12.74%	05/03/04

Oppenheimer Global Securities Fund/VA – Class 3
2006	1.45%	126,662	21.822967	2,764,141	1.44%	15.99%
2005	1.45%	314,061	18.815041	5,909,071	0.56%	12.68%
2004	1.45%	135,973	16.697062	2,270,350	1.06%	17.47%
2003	1.45%	102,517	14.214155	1,457,193	0.00%	42.14%	05/01/03

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	1.45%	108,288	20.817230	2,254,256	2.09%	9.54%
2005	1.45%	135,088	19.004469	2,567,276	1.84%	2.39%
2004	1.45%	159,157	18.561448	2,954,184	1.04%	8.51%
2003	1.45%	181,225	17.106528	3,100,131	2.72%	23.15%
2002	1.45%	200,791	13.891169	2,789,222	3.65%	-11.70%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	1.45%	91,433	$16.266524	$1,487,297	0.45%	6.39%
2005	1.45%	156,848	15.289921	2,398,194	0.97%	3.58%
2004	1.45%	209,053	14.761593	3,085,955	0.33%	5.39%
2003	1.45%	256,029	14.007176	3,586,243	0.41%	29.05%
2002	1.45%	281,157	10.854330	3,051,771	0.71%	-27.92%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	1.45%	213,369	15.505684	3,308,432	5.54%	3.76%
2005	1.45%	272,535	14.944308	4,072,847	5.40%	1.10%
2004	1.45%	318,093	14.781171	4,701,787	4.61%	3.96%
2003	1.45%	415,506	14.217739	5,907,556	6.13%	5.23%
2002	1.45%	572,252	13.510957	7,731,672	8.06%	7.50%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	1.45%	125,477	35.449353	4,448,078	1.02%	15.99%
2005	1.45%	142,651	30.562360	4,359,751	1.00%	12.66%
2004	1.45%	170,829	27.129075	4,634,433	1.22%	17.44%
2003	1.45%	217,070	23.101153	5,014,567	0.91%	40.95%
2002	1.45%	413,784	16.389674	6,781,785	0.54%	-23.27%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	1.45%	38,154	10.133095	386,618	1.13%	13.36%
2005	1.45%	51,965	8.938712	464,500	1.50%	4.44%
2004	1.45%	77,021	8.558380	659,175	0.88%	7.87%
2003	1.45%	124,707	7.933793	989,400	0.89%	24.88%
2002	1.45%	104,893	6.352976	666,383	0.65%	-19.98%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	1.45%	34,356	6.128929	210,565	0.00%	1.47%
2005	1.45%	62,514	6.040334	377,605	0.00%	10.70%
2004	1.45%	61,677	5.456321	336,530	0.00%	18.04%
2003	1.45%	53,613	4.622404	247,821	0.00%	23.77%
2002	1.45%	55,099	3.734620	205,774	1.04%	-28.84%

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	1.45%	45,998	5.110179	235,058	3.26%	-27.61%

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1
2006	1.45%	43,006	11.202009	481,754	7.90%	4.86%
2005	1.45%	39,097	10.683094	417,677	7.47%	-4.51%
2004	1.45%	46,939	11.188102	525,158	0.00%	11.88%	05/03/04

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	1.45%	15,787	14.677199	231,709	9.27%	4.94%
2005	1.45%	23,563	13.986177	329,556	8.20%	-4.43%
2004	1.45%	34,491	14.635162	504,781	11.91%	7.57%
2003	1.45%	90,150	13.605416	1,226,528	1.92%	16.45%
2002	1.45%	104,803	11.683455	1,224,461	0.00%	19.89%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	1.45%	23,099	22.528407	520,384	0.62%	37.52%
2005	1.45%	16,193	16.382210	265,277	0.55%	29.96%
2004	1.45%	9,898	12.605738	124,772	0.00%	26.06%	05/03/04

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	1.45%	33,159	20.117283	667,069	0.58%	37.48%
2005	1.45%	41,290	14.633358	604,211	0.84%	30.09%
2004	1.45%	51,914	11.248720	583,966	0.62%	24.07%
2003	1.45%	85,247	9.066702	772,909	0.09%	51.96%
2002	1.45%	79,884	5.966664	476,641	0.24%	-4.31%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	1.45%	47,846	22.857287	1,093,630	0.07%	22.74%
2005	1.45%	46,326	18.623055	862,732	0.18%	49.43%
2004	1.45%	19,204	12.463044	239,340	0.00%	24.63%	05/03/04

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	1.45%	30,884	$23.675154	$731,183	0.07%	22.69%
2005	1.45%	36,153	19.296380	697,622	0.42%	49.48%
2004	1.45%	64,606	12.908969	833,997	0.30%	22.43%
2003	1.45%	49,973	10.565413	527,985	0.52%	42.98%
2002	1.45%	105,401	7.389592	778,870	0.53%	-4.24%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	1.45%	4,648	18.676669	86,809	7.60%	9.21%
2005	1.45%	8,193	17.102387	140,120	7.11%	10.63%
2004	1.45%	17,197	15.459386	265,855	15.59%	8.47%
2003	1.45%	49,904	14.252709	711,267	0.00%	26.01%
2002	1.45%	35,249	11.310619	398,688	7.56%	7.64%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	1.45%	101,442	51.666261	5,241,129	1.11%	36.05%
2005	1.45%	123,771	37.975667	4,700,286	1.18%	15.36%
2004	1.45%	146,161	32.919360	4,811,527	1.49%	34.42%
2003	1.45%	189,420	24.490201	4,638,934	0.00%	35.52%
2002	1.45%	206,275	18.071289	3,727,655	2.91%	-2.23%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	1.45%	24,109	20.572455	495,981	0.00%	12.99%
2005	1.45%	30,263	18.207932	551,027	0.00%	6.71%
2004	1.45%	36,644	17.063457	625,273	0.00%	14.04%
2003	1.45%	41,832	14.962586	625,915	0.00%	37.41%
2002	1.45%	111,728	10.889097	1,216,617	0.00%	-13.29%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	1.45%	128,573	27.691025	3,560,318	0.00%	10.60%
2005	1.45%	146,275	25.037948	3,662,426	0.00%	6.33%
2004	1.45%	171,897	23.548486	4,047,914	0.00%	16.51%
2003	1.45%	305,709	20.212115	6,179,025	0.08%	35.02%
2002	1.45%	278,354	14.969494	4,166,819	0.29%	-27.88%

2006 Reserves for annuity contracts in payout phase:				13,622

2006 Contract owners’ equity				$180,295,968

2005 Reserves for annuity contracts in payout phase:				6,783

2005 Contract owners’ equity				$184,550,174

2004 Reserves for annuity contracts in payout phase:				13,369

2004 Contract owners’ equity				$200,024,574

2003 Reserves for annuity contracts in payout phase:				24,866

2003 Contract owners’ equity				$215,144,654

2002 Reserves for annuity contracts in payout phase:				19,216

2002 Contract owners’ equity				$209,794,312

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company